UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Select Growth Fund

July 31, 2007

	Number of	Value
	Shares
Common Stock– 99.98%
Basic Industry/Capital Goods – 1.04%
*Graco	27,800	$1,140,912
Praxair	34,400	2,635,728
		3,776,640
Business Services – 14.78%
Corporate Executive Board	124,500	8,393,790
*Equifax	105,800	4,280,668
Expeditors International Washington	186,300	8,323,884
*†Global Cash Access Holdings	669,500	9,145,370
Paychex	120,800	4,998,704
†Research in Motion	87,500	18,725,000
		53,867,416
Consumer Durables – 1.32%
*†Select Comfort	301,050	4,798,737
		4,798,737
Consumer Non-Durables – 7.31%
*†NetFlix	779,000	13,422,170
Staples	146,400	3,370,128
†Starbucks	117,000	3,121,560
Walgreen	85,000	3,755,300
*Whole Foods Market	80,100	2,966,904
		26,636,062
Consumer Services – 22.25%
*†eBay	434,700	14,084,280
*Heartland Payment Systems	224,600	6,969,338
*IHOP	276,300	18,023,049
International Game Technology	114,000	4,026,480
*Jackson Hewitt Tax Service	206,900	5,627,680
†MGM MIRAGE	50,600	3,699,366
Strayer Education	44,700	6,773,391
*Weight Watchers International	450,759	21,870,827
		81,074,411
Energy – 0.52%
EOG Resources	27,000	1,892,700
		1,892,700
Financials – 12.47%
*†Affiliated Managers Group	6,000	678,000
Bank of New York Mellon	69,981	2,977,692
CME Group	7,600	4,199,000
*†IntercontinentalExchange	155,300	23,470,489
*NYMEX Holdings	31,300	3,896,850
*optionsXpress Holdings	407,900	10,201,579
		45,423,610
Health Care – 15.31%
*†Abiomed	195,500	2,021,470
Allergan	218,800	12,718,844
†Genentech	181,500	13,499,970
UnitedHealth Group	428,000	20,728,040
*†Zimmer Holdings	87,800	6,827,328
		55,795,652
Technology – 24.98%
†Apple	23,200	3,056,832
*Blackbaud	169,100	3,540,954
†Crown Castle International	218,000	7,902,500
†Google Class A	17,970	9,164,700
†Intuit	538,300	15,416,912
*†j2 Global Communications	259,500	8,470,080
†NAVTEQ	42,900	2,322,177
QUALCOMM	535,100	22,286,914

*†SanDisk	68,250	3,660,248
*Seagate Technology	647,100	15,213,321
		91,034,638
Total Common Stock (cost $306,770,183)		364,299,866

Total Value of Securities Before Securities Lending Collateral – 99.98%
(cost $306,770,183)		364,299,866

Securities Lending Collateral** – 22.03%
Investment Companies
Mellon GSL DBT II Collateral Fund	80,272,535	80,272,535
Total Securities Lending Collateral (cost $80,272,535)		80,272,535

Total Value of Securities – 122.01%
(cost $387,042,718)		444,572,401©
Obligation to Return Securities Lending Collateral** – (22.03%)		(80,272,535)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%		88,325
Net Assets Applicable to 13,723,820 Shares Outstanding – 100.00%		$ 364,388,191

†Non-income producing security for the period ended July 31, 2007.
*Fully or partially on loan.
**See Note 3 in "Notes."
©Includes $77,783,733 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at unit value per share. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on October 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$387,996,035
Aggregate unrealized appreciation	65,711,903
Aggregate unrealized depreciation	(9,135,537)
Net unrealized appreciation	$56,576,366

For federal income tax purposes, at April 30, 2007, capital loss carryforwards of $631,239,612 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at April 30, 2007 will expire as follows: $425,889,120 expires in 2010; $186,820,081 expires in 2011; and $18,530,411 expires in 2012.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2007, the market value of securities on loan was $77,783,733, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the Funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Large Cap Core Fund

July 31, 2007

	Number of
	Shares	Value
Common Stock– 99.22%
Basic Materials – 3.49%
Dow Chemical	550	$23,914
Freeport-McMoRan Copper & Gold	320	30,073
Lubrizol	250	15,665
Steel Dynamics	260	10,902
		80,554
Business Services – 1.00%
Manpower	140	11,067
Republic Services	375	11,981
		23,048
Capital Goods – 12.16%
Caterpillar	590	46,492
Deere	170	20,471
DRS Technologies	150	7,854
General Electric	1,050	40,698
Goodrich	660	41,521
†Grant Prideco	430	24,123
Northrop Grumman	400	30,440
Textron	290	32,738
United Technologies	500	36,485
		280,822
Communication Services – 2.90%
Embarq	180	11,122
†Qwest Communications International	1,550	13,222
Verizon Communications	1,000	42,620
		66,964
Consumer Discretionary – 4.40%
Abercrombie & Fitch Class A	300	20,970
Best Buy	550	24,524
†Coach	500	22,730
Macy’s	550	19,839
Phillips-Van Heusen	260	13,536
		101,599
Consumer Services – 3.46%
Burger King Holdings	740	17,975
Host Hotels & Resorts	600	12,672
Marriott International Class A	550	22,853
McDonald's	550	26,328
		79,828
Consumer Staples – 6.39%
CVS Caremark	600	21,114
Fortune Brands	290	23,577
PepsiCo	720	47,246
Procter & Gamble	900	55,674
		147,611
Credit Cyclicals – 0.56%
†Jarden	360	13,007
		13,007
Energy – 9.20%
Chevron	320	27,283
ConocoPhillips	550	44,462
EOG Resources	300	21,030
Exxon Mobil	740	62,996
†National Oilwell Varco	220	26,424
Occidental Petroleum	530	30,062
		212,257
Financials – 20.62%
AFLAC	410	21,369
American International Group	800	51,344

Bank of America	1,010	47,894
Bank of New York Mellon	440	18,722
Bear Stearns	140	16,971
Berkley (W.R.)	520	15,298
†Blackstone Group	460	11,045
Capital One Financial	350	24,766
CIT Group	350	14,413
Citigroup	1,180	54,953
†Discover Financial Services	160	3,688
Freddie Mac	260	14,890
JPMorgan Chase	900	39,609
Morgan Stanley	410	26,187
PMI Group	280	9,540
Prudential Financial	270	23,930
U.S. Bancorp	640	19,168
UnitedHealth Group	500	24,215
Washington Mutual	510	19,140
†WellPoint	250	18,780
		475,922
Health Care – 10.77%
†Amgen	420	22,571
†Cytyc	320	13,472
†Express Scripts Class A	400	20,052
†Gen-Probe	250	15,753
†Gilead Sciences	600	22,338
Johnson & Johnson	950	57,474
Medtronic	520	26,348
Merck	690	34,259
Wyeth	750	36,390
		248,657
Media – 2.99%
CBS Class B	670	21,252
†Comcast Class A	750	19,704
Disney (Walt)	850	28,050
		69,006
Technology – 19.24%
Applied Materials	1,050	23,142
†BEA Systems	1,230	15,227
†Cisco Systems	1,670	48,280
Corning	1,130	26,939
†EMC	1,550	28,691
†Google Class A	60	30,600
Hewlett-Packard	830	38,205
Intel	1,830	43,225
International Business Machines	420	46,473
†MetroPCS Communications	200	7,324
Microsoft	1,960	56,820
Motorola	1,060	18,009
QUALCOMM	650	27,073
Texas Instruments	760	26,744
†VeriFone Holdings	200	7,282
		444,034
Transportation – 1.07%
Norfolk Southern	460	24,739
		24,739
Utilities – 0.97%
Exelon	320	22,448
		22,448
Total Common Stock (cost $2,076,577)		2,290,496

Total Value of Securities – 99.22% (cost $2,076,577)		2,290,496
Receivables and Other Assets Net of Liabilities (See Notes) – 0.78%		17,961
Net Assets Applicable to 242,522 Shares Outstanding – 100.00%		$2,308,457

†Non-income producing security for the period ended July 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on October 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,076,577
Aggregate unrealized appreciation	272,804
Aggregate unrealized depreciation	(58,885)
Net unrealized appreciation	$213,919

3. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: